CLAIMS AND ADVANCES (Tables)	9 Months Ended
Dec. 31, 2023
Claims And Advances
SCHEDULE OF CLAIMS AND ADVANCES

	(Audited) As of December 31, 2023 ($)	(Audited) As of March 31, 2023 ($)	(Unaudited) As of December 31, 2022 ($)
Refundable taxes (1)	-	86	86

Total	-	86	86

(1)	The balance represents Tax deducted by the Vendors/ Suppliers which will be refunded to the Company upon filing of income tax return for the respective year.